Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$538,037.00

Principal:
Principal Collections	$11,725,208.38
Prepayments in Full	$3,977,736.84
Liquidation Proceeds	$69,889.05
Recoveries	$76,169.77
Sub Total	$15,849,004.04
Collections	$16,387,041.04

Purchase Amounts:
Purchase Amounts Related to Principal	$13,860.17
Purchase Amounts Related to Interest	$21.62
Sub Total	$13,881.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,400,922.83

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,400,922.83
Servicing Fee	$253,244.40	$253,244.40	$0.00	$0.00	$16,147,678.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,147,678.43
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,147,678.43
Interest - Class A-3 Notes	$14,398.77	$14,398.77	$0.00	$0.00	$16,133,279.66
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$16,078,154.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,078,154.66
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$16,055,130.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,055,130.49
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$16,036,925.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,036,925.82
Regular Principal Payment	$14,489,210.13	$14,489,210.13	$0.00	$0.00	$1,547,715.69
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,547,715.69
Residual Released to Depositor	$0.00	$1,547,715.69	$0.00	$0.00	$0.00

Total		$16,400,922.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,489,210.13
Total					$14,489,210.13
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,489,210.13	$31.84	$14,398.77	$0.03	$14,503,608.90	$31.87
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$14,489,210.13	$11.01	$110,752.61	$0.08	$14,599,962.74	$11.09

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$57,595,094.37	0.1265659	$43,105,884.24	0.0947257
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$258,385,094.37	0.1963592	$243,895,884.24	0.1853481

Pool Information
Weighted Average APR	2.272%	2.272%
Weighted Average Remaining Term	28.64	27.81
Number of Receivables Outstanding	19,101	18,718
Pool Balance	$303,893,283.51	$287,938,308.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$285,971,440.05	$271,242,905.30
Pool Factor	0.2146899	0.2034182

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$16,695,403.28
Targeted Overcollateralization Amount	$44,042,424.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,042,424.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		34	$168,280.49
(Recoveries)		54	$76,169.77
Net Loss for Current Collection Period			$92,110.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3637%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0707%
Second Prior Collection Period			0.4497%
Prior Collection Period			0.9510%
Current Collection Period			0.3735%
Four Month Average (Current and Prior Three Collection Periods)			0.4612%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1644	$5,601,570.56
(Cumulative Recoveries)			$1,350,223.05
Cumulative Net Loss for All Collection Periods			$4,251,347.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3003%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,407.28
Average Net Loss for Receivables that have experienced a Realized Loss			$2,585.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.47%	201	$4,236,374.44
61-90 Days Delinquent	0.28%	37	$813,932.62
91-120 Days Delinquent	0.05%	6	$154,398.18
Over 120 Days Delinquent	0.10%	10	$295,974.41
Total Delinquent Receivables	1.91%	254	$5,500,679.65

Repossession Inventory:
Repossessed in the Current Collection Period		8	$153,272.55
Total Repossessed Inventory		12	$237,304.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3636%
Prior Collection Period			0.2879%
Current Collection Period			0.2831%
Three Month Average			0.3116%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4391%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	38

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	58	$1,190,672.61
2 Months Extended	93	$2,167,829.41
3+ Months Extended	21	$450,073.88

Total Receivables Extended	172	$3,808,575.90

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer